Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (5,118,639)	$ (4,687,667)	$ (3,102,902)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	375,947	269,812	135,939
Amortization of operating lease right-of-use assets	690,749	795,912
Loss on disposal of property and equipment			78
Impairment loss on equity securities			5,628
Loss from disposal of subsidiaries	956,371		32,641
Gain from disposal of marketable securities		(5,271)
Loss from equity method investment	7,513	3,547
Deferred tax provision (benefits)	(11,065)	179,449	380,302
Change in operating assets and liabilities
Accounts receivables	485,416	1,356,454	(242,674)
Accounts receivables - related parties	998,897	(155,986)
Other receivables	211,321	93,383	(402,174)
Prepaid expenses	102,575	60,961	(932,928)
Long-term prepaid expenses	771,510	644,554	(2,248,912)
Accounts payable		(1,413)
Deferred revenue	(765,922)	847,265	(298,954)
Other payables and accrued liabilities	453,020	41,609	156,724
Other payables - related parties		6,384	(190,666)
Operating lease liabilities	(760,233)	(752,682)
Taxes payable	(68,106)	165,353	(426,597)
Net cash used in operating activities	(1,670,646)	(1,138,336)	(7,134,495)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sales of short-term investments	150,900	178,237	365,462
Purchases of short-term investments		(1,425)	(24,347)
Loans receivable to related party			(1,661,514)
Repayment from related parties	506,779	318,194
Acquisition prepayment			(2,042,460)
Purchases of property and equipment		(288,372)	(159,514)
Proceeds from sale of property and equipment			990
Cash acquired from Granville, net of purchase price paid		125,365
Purchase of intangible asset			(12,644)
Net cash provided by (used in) investing activities	657,679	331,999	(3,534,027)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of ordinary shares through IPO, net			8,032,912
Payments of financing lease liabilities	(47,847)	(24,984)
Principal payments of long-term debt	(27,598)	(309,450)
Proceeds from other payable related parties	884,290
Net cash provided by (used in) financing activities	808,845	(334,434)	8,032,912
EFFECT OF EXCHANGE RATE ON CASH	40,975	(119,418)	(168,805)
DECREASE IN CASH	(163,147)	(1,260,189)	(2,804,415)
CASH, beginning of year	744,436	2,004,625	4,809,040
CASH, end of year	581,289	744,436	2,004,625
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income tax			240,508
Cash paid for interest		192,312	197,999
NON-CASH TRANSACTIONS OF INVESTING AND FINANCING ACTIVITIES
Prepaid IPO costs to be net against IPO proceeds			733,478
Initial recognition of right-of-use assets and lease liabilities, net of disposal	340,518	2,091,977
Acquisition of Granville offset with prepayment		2,447,259
Acquisition of Granville with payables		368,439
Purchase of fixed asset with financing lease		$ 139,566